Schedule Of Revenue By Type Of Service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total	¥ 3,102,754	¥ 2,031,806	¥ 2,071,772
Value Added Service [Member]
Product Information [Line Items]
Total	3,056,426	2,018,598	2,063,346
Subscription And Other [Member]
Product Information [Line Items]
Total	¥ 46,328	¥ 13,208	¥ 8,426